AlphaTrade.com
                        930 West First Street, Suite 116
                       North Vancouver, BC Canada V7P 3N4
                         Facsimile Number: 604.987.9865


August 9, 2010

United States Securities and Exchange Commission
450 Fifth Street N.W.
Washington, D.C. 20549


Attention:        Andrew Mew, Account Branch Chief

         Re:      AlphaTrade.com, a Nevada corporation
                  Form 10-K for the Fiscal Year Ended December 31, 2009
                  Form 10-K/A for the Fiscal Year Ended December 31, 2008 Form 10-K/A for the Fiscal Year Ended December 31, 2007 Filed May 13, 2010 and April 22, 2009
                  Form 10-Q for the Fiscal Quarter Ended March 31, 2010 Filed May 17, 2010
                  Forms 10-Q/A for the Fiscal Quarters Ended March 31, 2009; June 30, 2009; and September 30, 2009
                  Forms 10-Q/A for Fiscal Quarters Ended March 31, 2008; June 30, 2008; and September 30, 2008
                  Filed April 22, 2010
                  File No. 0-25631


Dear Mr. Mew:

         Please be informed that we have received and read a copy of your letter dated June 25, 2010. In response to the comments specified in that letter, please be informed as follows.

Form 10-K, for the Fiscal Year Ended December 31, 2009
------------------------------------------------------

General

1. We note that several proposed disclosures are either not reflected or selectively reflected within Forms 10-K or Forms 10-K, as amended, for fiscals 2009, 2008 and 2007 with respect to your responses to our prior comments two, nine and ten. In this regard, please confirm to us that you will provide the corresponding proposed disclosure in all future filings.

         We hereby confirm to you that we will provide the corresponding proposed disclosure in all of our future filings.

Item 2.  Management's Discussion and Analysis of Financial Condition and Results
--------------------------------------------------------------------------------
of Operations
-------------

Results of Operations for the twelve months ended December 31, 2009 and 2008,
-----------------------------------------------------------------------------
page 20
-------

2. We note your disclosure of the $3.2 million one-time-death benefit recorded during the fourth fiscal quarter of 2009 payable in accordance with the terms under the employment contract of the former Chairman and CEO who passed in late 2009. Please expand your disclosure in future filings to clarify and include the conditions, terms and timing of the payment and the anticipate impact on liquidity in future periods.

         We will expand our disclosure in future filings to clarify and include the conditions, terms and timing of the payment and the anticipated impact on liquidity in future periods.

Form 10-Q, for the First Fiscal Quarter Ended March 31, 2010
------------------------------------------------------------

Item 9A.  Controls and Procedures, page 24
------------------------------------------
Item 3.  Controls and Procedures, page 15
-----------------------------------------

3. We note your response to comments 18 and 90 of our letter dated January 29, 2010 regarding your use of the word "material" in your statement of the assessment of disclosure control and procedures. Further, your statement contains a partial definition of disclosure controls and procedures in that you state "...is recorded, processed, summarized and reported...", but it continues to leave out the remainder of the definition by excluding the phrase "is accumulated and communicated to your management, including your principle executive and principal financial  officers...."  Also, the phrase "not adequate" has been used instead of "not effective" in your assessment for the quarterly period ended March 31, 2009. Although the "not adequate" phrase has only been used once, the qualifying language with the use of the word "material" and "the partial definition of disclosure controls and procedures" have been repeatedly made in your assessments in each of the amended periodic report filed on April 22, 2010, as well as the reports filed on May 13, 2010 and May 17, 2010. Please confirm to us that such misuse of words was not an attempt by management to restrict the certifications submitted by your principal executive and financial officers and that you will comply with prior comments 18 and 20 in all future filings.

         We hereby confirm to you that such misuse of words was not an attempt by management to restrict the certifications submitted by our principal executive and financial officers, and we will comply your prior comments 18 and 20 in all future filings.

4. We note your response to our prior comment 12 but have been unable to locate your revised disclosure in any of the amended reports you recently filed. You continue to reference the qualifying language of "no significant change" in this section when disclosing whether there are any changes made in internal control over financial reporting.

         Please simply say "no change", if true, that there is no change in your internal controls over financial reporting. Please confirm to us that your will comply with this comment in all future filings. Otherwise, please revise to disclose the change. Refer to Item 308(c) of Regulation S-K.

         We hereby confirm to you that we will comply with this comment in all future filings.

5. We note your response to our prior comments 13 and 19 regarding the errors and inaccuracies contained within your 302 certifications. Based on our review, all of your periodic reports filed during fiscal year 2010 continue to include these same errors and omissions. In future filings, please revise all of the required 302 certifications for your principal executive and financial officers to address the following issues:

            o Use the word "report" instead of "quarterly" report throughout the certifications;

            o Remove the word "we" at the end of the introductory language for paragraph 4;

            o Insert the phrase "and material weaknesses" after significant deficiencies at the beginning of paragraph 5(a)

         Please confirm to us that each of the above errors and omissions in all of the previously amended reports filed on April 22, 2010, as well as the reports filed on May 13, 2010 and May 17, 2010, were not intended to restrict any representations included in the certifications, and that you will comply with the comment in all future filings.

         We hereby confirm to you that each of the above errors and omissions in all of the previously amended reports filed on April 22, 2010, as well as the reports filed on May 13, 2010 and May 17, 2010, were not intended to restrict any representations included in those certifications, and, additionally, we will comply with that comment in all future filings.

6. We note you filed an Item 4.02 Forms 8-K on February 6, 2009 and March 9, 2009 to announce that an error had been discovered in the recognition of advertising revenue and the audited financial statements for the fiscal year ended December 31, 2007 could no longer be relied upon. During our review of the restated financial statements for the fiscal years 2007 and 2008, accounting errors including the adjustments to record other than temporary impairment for investment securities held for sale have been discovered and corrected, but you did not file another Item 4.02 Form 8-K to report the nature of these errors and/or identify the corresponding 2007 and 2008 financial statements in which they could no longer be relied upon. Please file an Item 4.02 Form 8-K as soon as possible with respect to these errors or explain to us why your are not required to do so.

         Attached is an amended Item 4.02 Form 8-K which we propose to file once it's content is approved by you.

Item 8.  Financial Statements
-----------------------------

Audited Financial Statements - Fiscal Years Ended December 31, 2008 and 2007
----------------------------------------------------------------------------

7. We note your response to our prior comment 24 in our letter of January 29, 2010 regarding the need to revise your disclosure in the second and third quarter Forms 10-Q as of June 30, 2008 and September 30, 2008 to more clearly explain in Note 3 - Restatement of Financial Statements the reason for the reducing general and administrative expenses during each quarter by $100,000. However, we were unable to locate your revised disclosure and so we request your provide us such disclosures and revise in future filings. We may have further comment upon receipt of your response.

         We will provide you with those disclosures as soon as possible and make the appropriate revisions in future filings.

Exhibits 31 and 32
------------------

8. We note that you did not file any of the required certifications for the Forms 10-K/A for the fiscal years 2008 and 2007 as filed on April 22, 2010. Accordingly, please file the entire Forms 10-K/A for the years ended December 31, 2008 and 2007 along with all of the required certifications for your principal executive and financial officers with a current date.

         We will file the entire Forms 10-K/A for the years ended December 31, 2008 and 2007 along with all of the required certifications for our principal executive and financial officers upon your approval of the attached versions.

Form 10-Q, Amendment No. 2, for the Second Fiscal Quarter Ended June 30, 2009
-----------------------------------------------------------------------------

Item 1.  Financial Statements
-----------------------------

Note 6.  Lawsuit Settlements, page 12
-------------------------------------

Professional Bull Riders, Inc. v. Alphatrade.com
------------------------------------------------

9. We note your response to our prior comment 15 regarding when the transfer of 300,000 shares to PRR occurred on May 29, 2009. The disclosure in Note 6 states the transfer of these shares had not occurred as of June 30, 2009. Please clarify for us the date when the 300,000 shares were indeed transferred and revise your disclosures, as appropriate, in future filings. Please also advise us how you account for the transaction including how your fair valued these shares.

         Please be informed that those 300,000 shares were transferred on May 29, 2009. Additionally, we hereby confirm that we will revise our disclosures, as appropriate, in future filings. Also, we accounted for that transaction, including how we fair valued those shares, as follows: The shares were valued at the trading price on the date of the agreement.

Form 10-K Amendment No. 3, for the Fiscal Year Ended December 31, 2007
----------------------------------------------------------------------

Item 8.  Financial Statements
-----------------------------

Report of Independent Registered Public Accounting Firm, page F-3
-----------------------------------------------------------------

10. We note your revisions to Note 11 - Restated Financial Statements to also include a discussion of your correction of an accounting error to reflect the $240,000 as a capital contribution. In that regard, please have your independent accountants revise the last paragraph of their audit report to reflect the disclosures in Note 11 including the correction of this error.

         We have had our independent accountants revise the last paragraph of their audit report to specify the disclosures in Note 11, including the correction of that error.

Notes to Consolidated Financial Statements
------------------------------------------

Note 9 - Basic  (loss)  Per Share and Note 11 - Restated  Financial  Statements,
--------------------------------------------------------------------------------
page F-22
---------

11. We note your revised presentation in several periodic reports related to our prior comments 21 and 22 regarding the presentation of the second earnings per share using comprehensive income. We note no removal of second earnings per share presentation using comprehensive income within Form 10-K/A for the fiscal year ended December 31, 2007; however, we continue to believe they are inappropriate under GAAP. Please confirm to us that you with not show earning per share data using comprehensive income in future filings.

         We hereby confirm to you that we will not show earnings per share data using comprehensive income in future filings.


Sincerely,

AlphaTrade.com,
a Nevada corporation

/s/ Gordon J. Muir
-------------------------
By: Gordon J. Muir

Its: Chief Executive Officer
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